Employee Benefit Plans (Expected Cash Flows, Defined Benefit Pension and Other Post-retirement Benefit Plans) (Details) $ in Millions	Dec. 31, 2020 CAD ($)
Defined benefit pension plans
Expected employer contributions
Expected employer contributions, 2021	$ 41
Expected benefit payments
Expected benefit payments, 2021	140
Expected benefit payments, 2022	154
Expected benefit payments, 2023	154
Expected benefit payments, 2024	162
Expected benefit payments, 2025	170
Expected benefit payments, 2026 - 2030	914
Non-pension Benefit Plans
Expected employer contributions
Expected employer contributions, 2021	19
Expected benefit payments
Expected benefit payments, 2021	21
Expected benefit payments, 2022	22
Expected benefit payments, 2023	22
Expected benefit payments, 2024	22
Expected benefit payments, 2025	22
Expected benefit payments, 2026 - 2030	$ 105